Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009	Sep. 27, 2008 Other assets reclassed [Member]	Sep. 27, 2008 Other liabilities reclassed [Member]	Sep. 27, 2008 Common unitholders reclassed [Member]	Sep. 24, 2011 Buildings [Member]	Sep. 24, 2011 Building and land improvements [Member]	Sep. 24, 2011 Transportation equipment [Member]	Sep. 24, 2011 Storage facilities [Member]	Sep. 24, 2011 Office equipment [Member]	Sep. 24, 2011 Tanks and cylinders [Member]	Sep. 24, 2011 Computer software [Member]
Summary of Significant Accounting Policies [Abstract]
Limited partner interest in the Operating Partnership (in hundredths)	100.00%	100.00%
Minimum number of weeks in the fiscal year reporting calendar	52	52
Maximum number of weeks in the fiscal year reporting calendar	53	53
Minimum number of weeks in a fiscal quarter	13	13
Maximum number of weeks in a fiscal quarter	14	14
Property, Plant and Equipment [Line Items]
Minimum estimated useful life (in years)									20	3	7	5	15	3
Maximum estimated useful life (in years)								40	40	20	40	10	40	7
Weighted average useful life of the asset (in years)													27
Description of applicable interest rate on borrowings		A portion of the Partnership's borrowings bear interest at prevailing interest rates based upon, at the Operating Partnership's option, LIBOR plus an applicable margin or the base rate, defined as the higher of the Federal Funds Rate plus 1/2 of 1% or the agent bank's prime rate, or LIBOR plus 1%, plus the applicable margin. The applicable margin is dependent on the level of the Partnership's total leverage the ratio of total debt to income before deducting interest expense, income taxes, depreciation and amortization "EBITDA". Therefore, the Partnership is subject to interest rate risk on the variable component of the interest rate. The Partnership manages part of its variable interest rate risk by entering into interest rate swap agreements. The interest rate swaps have been designated as, and are accounted for as, cash flow hedges. The fair value of the interest rate swaps are determined using an income approach, whereby future settlements under the swaps are converted into a single present value, with fair value being based on the value of current market expectations about those future amounts. Changes in the fair value are recognized in OCI until the hedged item is recognized in earnings. However, due to changes in the underlying interest rate environment, the corresponding value in OCI is subject to change prior to its impact on earnings.
Period annually billed tank fees revenue is recognized (in years)		1
Number of limited partnerships included in the partnership structure		2
Additional dilutive common units included in computation of diluted income per Common Unit (in units)		198,298	236,589	180,789
Statement [Line Items]
Prior period amounts reclassified to conform with the current period presentation					$ 654	$ 2,835	$ 2,181